COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The Company and its subsidiaries have leased offices, motor vehicles and locations for periods through 2017. Minimum annual rental payments under non-cancelable operating leases are as follows:

2015	$2,003
2016	1,652
2017	1,552
2018	1,102

$6,309